Income Taxes (Components of Deferred Tax Assets and Liabilities) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Deferred tax assets:
Operating loss carryforwards for tax purposes	¥ 455,555	¥ 483,590
Accrued pension and severance costs	112,075	131,262
Film costs	181,243	175,439
Warranty reserves and accrued expenses	110,475	96,327
Future insurance policy benefits	30,884	27,419
Inventory	16,322	38,219
Depreciation	47,485	48,339
Tax credit carryforwards	134,427	145,011
Reserve for doubtful accounts	10,887	10,179
Impairment of investments	52,451	47,083
Deferred revenue in the Pictures segment	27,294	16,336
Other	158,420	140,218
Gross deferred tax assets	1,337,518	1,359,422
Less: Valuation allowance	(1,051,964)	(1,055,858)
Total deferred tax assets	285,554	303,564
Deferred tax liabilities:
Insurance acquisition costs	(160,308)	(144,207)
Future insurance policy benefits	(147,159)	(132,521)
Unbilled accounts receivable in the Pictures segment	(113,997)	(99,625)
Unrealized gains on securities	(78,643)	(97,745)
Intangible assets acquired through stock exchange offerings	(23,794)	(23,794)
Undistributed earnings of foreign subsidiaries and corporate joint ventures	(26,473)	(35,666)
Investment in M3	(34,775)	(33,933)
Other	(34,271)	(53,750)
Gross deferred tax liabilities	(619,420)	(621,241)
Net deferred tax liabilities	¥ (333,866)	¥ (317,677)